Rental Income under Operating Leases - Additional Information (Details) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Operating Leased Assets [Line Items]
Rental income	$ 24,749		$ 81,274
Predecessor [Member]
Operating Leased Assets [Line Items]
Rental income		$ 11,690		$ 10,060